INVESTMENTS - Impairments (Details) - Other income/ (expense) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairments
Available-for-sale debt investments impairment charges	¥ 0	¥ 0	¥ 150
Equity method investment impairment charges	82	840	0
Impairment charges of equity securities without readily determinable fair value	14	37	55
Equity securities with readily determinable fair value impairment charges	¥ 0	¥ 28	¥ 0